                     METLIFE RETIREMENT PERSPECTIVES ("MRP")

                                   PROSPECTUS



This prospectus describes MRP, Gold Track VSP (also referred to as "Very Small Plan" or "VSP"), and Unregistered Gold Track, each a group variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company," "us" or "we") designed to fund plans ("Plans") established under section 401 of the Internal Revenue Code of 1986, as amended (the "Code"). The Company is not a party to the Plan. Under some circumstances the Plans may also enter into agreements for services from a Third Party Administrator, whose services are separate and distinct from the Contracts, and a separate fee is payable to the Third Party Administrator by the Plan. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code.

Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The Funding Options available through MetLife of CT Separate Account QPN for Variable Annuities purchased on or after April 28, 2008 are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Legg Mason Partners Managed Assets
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Legg Mason Value Equity Portfolio -- Class
  American Funds Growth-Income Fund                   B
FIDELITY(R) VARIABLE INSURANCE                     Lord Abbett Bond Debenture
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          Lord Abbett Growth and Income
  Mid Cap Portfolio                                   Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Lord Abbett Mid Cap Value
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Templeton Developing Markets Securities          Met/AIM Capital Appreciation
     Fund                                             Portfolio -- Class A
  Templeton Foreign Securities Fund                Met/AIM Small Cap Growth Portfolio -- Class
JANUS ASPEN SERIES -- SERVICE SHARES                  A
  Mid Cap Growth Portfolio                         MFS(R) Emerging Markets Equity
LEGG MASON PARTNERS INCOME TRUST -- CLASS A           Portfolio -- Class A
  Legg Mason Partners Investment Grade Bond        MFS(R) Research International
     Fund                                             Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Oppenheimer Capital Appreciation
  Legg Mason Partners Variable Aggressive             Portfolio -- Class A
     Growth Portfolio -- Class I                   PIMCO Inflation Protected Bond
  Legg Mason Partners Variable Appreciation           Portfolio -- Class A
     Portfolio -- Class I                          Pioneer Fund Portfolio -- Class A
  Legg Mason Partners Variable Capital and         Pioneer Strategic Income Portfolio -- Class
     Income Portfolio -- Class I                      A
  Legg Mason Partners Variable Equity Index        Third Avenue Small Cap Value
     Portfolio -- Class II                            Portfolio -- Class B
  Legg Mason Partners Variable Fundamental       METROPOLITAN SERIES FUND, INC.
     Value Portfolio -- Class I                    BlackRock Aggressive Growth
  Legg Mason Partners Variable Investors              Portfolio -- Class D
     Portfolio -- Class I                          BlackRock Bond Income Portfolio -- Class A
  Legg Mason Partners Variable Large Cap           BlackRock Large Cap Value
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Partners Variable Small Cap           BlackRock Legacy Large Cap Growth
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Partners Variable Social              Davis Venture Value Portfolio -- Class A
     Awareness Portfolio                           FI Large Cap Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE INCOME TRUST          FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable Adjustable          MetLife Aggressive Allocation
     Rate Income Portfolio                            Portfolio -- Class B
  Legg Mason Partners Variable Global High         MetLife Conservative Allocation
     Yield Bond Portfolio -- Class I                  Portfolio -- Class B
  Legg Mason Partners Variable Money Market        MetLife Conservative to Moderate Allocation
     Portfolio                                        Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Moderate Allocation
  American Funds Balanced Allocation                  Portfolio -- Class B
     Portfolio -- Class C                          MetLife Moderate to Aggressive Allocation
  American Funds Growth Allocation                    Portfolio -- Class B
     Portfolio -- Class C                          MFS(R) Total Return Portfolio -- Class F
  American Funds Moderate Allocation               MFS(R) Value Portfolio -- Class A
     Portfolio -- Class C                          Oppenheimer Global Equity
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      T. Rowe Price Large Cap Growth
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       T. Rowe Price Small Cap Growth
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      Western Asset Management U.S. Government
  Harris Oakmark International                        Portfolio -- Class A
     Portfolio -- Class A                        PIMCO VARIABLE INSURANCE
  Janus Forty Portfolio -- Class A                 TRUST -- ADMINISTRATIVE CLASS
  Lazard Mid Cap Portfolio -- Class A              Total Return Portfolio
  Legg Mason Partners Aggressive Growth          TEMPLETON GROWTH FUND, INC. -- CLASS A
     Portfolio -- Class B                        VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
                                                   Comstock Portfolio



     Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus sets forth the information that you should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated April 28, 2008. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to MetLife Insurance Company of Connecticut, Annuity Operations and Services, One Cityplace, 185 Asylum Street, 3CP, Hartford, CT 06103-3415, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                        PROSPECTUS DATED:  APRIL 28, 2008

                                TABLE OF CONTENTS


                                            PAGE
                                            ----
Glossary.................................      4
Summary:.................................      6
Fee Table................................      9
Condensed Financial Information..........     15
The Annuity Contract and Your Retirement
  Plan...................................     15
The Annuity Contract.....................     15
  General................................     16
  Contract Owner Inquires................     16
  Allocated Contracts....................     16
  Unallocated Contracts..................     16
  Purchase Payments......................     16
  Crediting Purchase Payments............     16
  Accumulation Units.....................     17
  Account Value..........................     17
  The Variable Funding Options...........     17
  Metropolitan Series Fund, Inc. Asset
     Allocation Portfolios...............     24
  Met Investors Series Trust--Asset
     Allocation Portfolios...............     24
Charges and Deductions...................     25
  General................................     25
  Surrender Charge.......................     26
  Daily Asset Charge.....................     27
  Variable Liquidity Benefit Charge......     28
  Funding Option Charges.................     28
  Semi-Annual Administrative Charge......     28
  Installation Charge....................     29
  TPA Administrative Charges.............     29
  Premium Tax............................     29
  Changes in Taxes Based Upon Premium or
     Value...............................     29
  Account Reduction Loan Fees............     29
Transfers................................     29
  Transfers of Cash Value Between Funding
     Options.............................     29
  Transfers From the Fixed Account.......     30
  Market Timing/Excessive Trading........     30
  Dollar Cost Averaging..................     32
  Transfers from Funding Options to
     Contracts Not Issued by Us..........     32
  Transfers to or from Other Contracts
     Issued by Us........................     32
  Transfers from Contracts Not Issued by
     Us..................................     33
Access to Your Money.....................     33
  Systematic Withdrawals.................     33
  Account Reduction Loans................     33
Ownership Provisions.....................     34
  Types of Ownership.....................     34
  Contract Owner.........................     34
  Beneficiary............................     34
  Annuitant..............................     34
Death Benefit............................     34
  Death Benefits Prior to the Annuity
     Commencement Date...................     34
The Annuity Period.......................     35
  Maturity Date (Annuity Commencement
     Date)...............................     35
  Allocation of Annuity..................     35
  Variable Annuity.......................     35
  Fixed Annuity..........................     36
  Election of Options....................     36
  Retired Life Certificate...............     36
  Allocation of Cash Surrender Value
     During the Annuity Period...........     36
  Annuity Options........................     37
  Variable Liquidity Benefit.............     37
Miscellaneous Contract Provisions........     38
  Contract and Participant's Individual
     Account Termination.................     38
  Suspension of Payments.................     38
  Misstatement...........................     39
The Separate Account.....................     39
  Performance Information................     40
Federal Tax Considerations...............     40
  General................................     40
  Penalty Tax for Premature
     Distributions.......................     41
  Non-Qualified Annuities................     41
  Diversification Requirements for
     Variable Annuities..................     42
  Ownership of the Investments...........     42
  Partial and Full Withdrawals...........     43
  Income Annuity Payments................     43
  After Death & Death Benefits: Non-
     Qualified Annuities.................     44
  Taxation of Death Benefit Proceeds.....     44
  Qualified Annuity Contracts............     45
  Taxation of Qualified Annuity
     Contracts...........................     45
  Mandatory Distributions for Qualified
     Plans...............................     45
  Minimum Distributions for Beneficiaries
     upon the Contract Owner's Death.....     46
  Individual Retirement Annuities........     46
  Roth IRAs..............................     46
  Conversion.............................     47
  Keogh..................................     47
  Section 403(b) Plans and Arrangements..     47
  Withdrawals and Income Payments........     48
  Section 403(b) Loans...................     48

                                            PAGE
                                            ----
  Designated Roth Accounts for 403(b) &
     401(k) plans........................     49
  Qualified Pension and Profit-Sharing
     Plans...............................     50
  Section 457 Plans......................     51
  403(a).................................     51
  The Employee Retirement Income Security
     Act of 1974.........................     52
  Federal Income Tax Withholding &
     Eligible Rollover Distributions.....     52
  Other Non-Periodic Distributions (full
     or partial redemptions).............     53
  Periodic Distributions (distributions
     payable over a period greater than
     one year............................     53
  Taxation of Death Benefit Proceeds.....     53
  Other Tax Considerations...............     53
  Treatment of Charges for Optional
     Benefits (if available under your
     Contract)...........................     53
  Guaranteed Minimum Withdrawal Benefit
     (if available under your Contract)..     54
  Hurricane Relief.......................     54
  Puerto Rico Tax Considerations.........     55
  Non-Resident Aliens....................     55
  Changes to Tax Rules and
     Interpretations.....................     55
Other Information........................     55
  The Insurance Company..................     55
  Financial Statements...................     56
  Distribution of the Contracts..........     56
  Conformity with State and Federal
     Laws................................     58
  Voting Rights..........................     58
  Contract Modification..................     58
  Postponement of Payment (the "Emergency
     Procedure").........................     58
  Restrictions on Financial
     Transactions........................     58
  Legal Proceedings......................     58
  Appendix A: Condensed Financial
     Information.........................    A-1
  Appendix B: Additional Information
     Regarding the Underlying Funds......    B-1
  Appendix C: Portfolio Legal and
     Marketing Names.....................    C-1
  Appendix D: Contents of the Statement
     of Additional Information...........    D-1
  Appendix E: Competing Funds............    E-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate values before Annuity payments begin

ANNUITANT -- a person on whose life the Annuity payments are to be made under a Contract.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY COMMENCEMENT DATE -- the date on which Annuity payments are to begin.

ANNUITY PERIOD -- the period following commencement of Annuity payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive contract values in the event of a Participant's or Annuitant's death.

CASH SURRENDER VALUE -- the Cash Value less any amounts deducted upon surrender, outstanding loans, any applicable premium taxes or other surrender charges not previoulsy deducted.

CASH VALUE -- the value of the Accumulation Units in Your Account or a Participant's Individual Account less any reductions for administrative charges. Sometimes referred to as "Account Value."

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option under the Plan, which in our opinion, consists primarily of fixed income securities and/or money market instruments.

CONTRACT DATE -- The date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- the termination by the Contract Owner of the Contract.

CONTRACT OWNER (YOU, YOUR) -- the Trustee or entity owning the Contract.

CONTRACT YEAR -- the twelve month period commencing with the Contract Date or with any anniversary thereof.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

ERISA DISCLOSURE AND ACKNOWLEDGMENT FORM The document required under the Employee Retirement Income Security Act regarding commissions paid to agents involved in the contract sale.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the plan administrator.

FIXED ACCOUNT -- part of the General Account of the Company.

FIXED ANNUITY -- an Annuity with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GENERAL ACCOUNT -- the Company's General Account in which amounts are held if directed to the Fixed Account during the Accumulation Period and in which reserves are maintained for Fixed Annuities during the Annuity Period.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, One Cityplace, Hartford, CT 06103, or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity payments are to begin.

PARTICIPANT -- an eligible person who is a member in the Plan.

PARTICIPANT'S INDIVIDUAL ACCOUNT -- an account to which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

PLAN -- an employer's retirement plan that qualifies for special tax treatment under section 401 of the Code.

PURCHASE PAYMENTS -- payments made to the Contract.

SEPARATE ACCOUNT -- MetLife of CT Separate Account QPN for Variable Annuities. A segregated account exempt from registration with the Securities and Exchange Commission ("SEC") pursuant to Section 3(c)(11) of the Investment Company Act of 1940, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange is open for business. The value of the Separate Account is determined at the close of the New York Stock Exchange on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- Instructions in a written form, satisfactory to us, and received at the Home Office.

YOU, YOUR -- the Contract Owner, the Plan Trustee.

YOUR ACCOUNT -- Accumulation Units credited to you under this Contract.

                                    SUMMARY:

                     METLIFE RETIREMENT PERSPECTIVES ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACTS? The Contracts offered by MetLife Insurance Company of Connecticut are designed for use in conjunction with certain qualified plans including tax-qualified pension or profit-sharing plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $1,000 annually per Participant's Individual Account, or $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.

Because of the size of these Contracts, the possible involvement of Third Party Administrators ("TPAs"), the allocated or unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to "custom design" a charge structure that is likely to be acceptable to a particular prospective Contract Owner.

We offer a group allocated Contract designed to record information for all present and future Participants under the Contract. At the Contract Owner's direction, we will establish Participant Individual Accounts for each Participant in the Plan. All Purchase Payments are allocated among the available Funding Options under the Contract, as directed by the Contract Owner. If the Contract Owner provides written authorization, Participants can make individual allocations among the available Funding Options selected by the Plan. We will satisfy distribution requests from the Participant's Individual Accounts.

We also offer an unallocated annuity Contract, designed for use with certain Plans where the employer has secured the services of a TPA to provide, among other things, Participant level recordkeeping services. All Purchase Payments are allocated among the available Funding Options under the Contract, as directed by the Contract Owner. There are not individual allocations under the unallocated Contracts for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.

During the payout phase, Participants may choose to receive Annuity payments in the form of a variable annuity, a fixed annuity or a combination of both.

Once Participants choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, Participants have the same investment choices they had during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.

WHO IS THE CONTRACT ISSUED TO? The contract is issued to a Plan trustee. Where we refer to "you," we are referring to the Plan trustee. The Contracts may be issued on either an allocated or an unallocated basis. Both the allocated and unallocated contracts provide for fixed (General Account) and variable (Separate Account) accumulations and annuity payouts. Where we refer to your Contract, we are referring to a group Contract. We hold all Purchase Payments under the Contract at your direction. As Contract Owner, you have all rights in and obligations of the Contract. For unallocated Contracts, we will take direction only from you or your designee regarding amounts held in the Contract. For allocated Contracts, you may authorize us to take direction from Plan Participants regarding allocation of their individual account balances, Dollar Cost Averaging ("DCA"), transfers and auto-rebalancing.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, DCA, automatic rebalancing, systematic withdrawals, etc.). Your retirement plan provisions supersede the prospectus. If Participants have any questions about your specific retirement plan, contact your Plan administrators.

The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. If the Contract is an allocated Contract, you can authorize Participants to direct their Purchase Payments to purchase shares of one or more of the Underlying Funds. Depending on which Subaccounts you (or for allocated Contracts, Participants) select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, you (or for allocated Contracts, Participants) may make or lose money in any of these variable Funding Options.

You can transfer among the variable Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the variable Funding Options at least once every six months, provided you transfer no more than 20% of the Fixed Account value out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the variable Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For allocated Contracts we may deduct a semi-annual contract administrative charge of $15 from each Participant's Individual Account. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge) of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts you or Participants direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

The Contract will specify whether a surrender charge or a contingent deferred sales charge applies to amounts withdrawn from the Contract. Only one of the charges will apply to your Contract. The amount of the surrender charge depends on the aggregate assets in the Contract at the time the Contract is issued and the length of time the Contract has been in force. For Contracts with aggregate assets less than $1,000,000 as of the Contract's effective date, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. Contracts with aggregate assets of $1,000,000 or more as of the Contract's effective date will not have a surrender charge. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year. Contracts issued prior to May 24, 2005 may instead provide for a contingent deferred sales charge. The maximum contingent deferred sales charge is 5.5% of each Purchase Payment for a period of five years from the date the Purchase Payment was made.

If you withdraw all amounts under the Contract, or if you or Participants begin receiving annuity/income payments, we may be required by your state to deduct a premium tax.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, Participants will be taxed on Purchase Payments allocated to their Individual Account and on any earnings upon a withdrawal or receipt of Annuity payments. If a Participant is younger than 59 1/2 when he or she makes a withdrawal, the Participant may be charged a 10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments from their Individual Account annuity or risk paying a penalty tax.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? For allocated Contracts, a death benefit is provided in the event of death of the Participant under a Participant's Individual Account prior to the earlier of the Participant's 75(th) birthday or the Annuity Commencement Date. For unallocated Contracts, a death benefit is only available with the Company's approval, and may not be available in all jurisdictions. Any amounts paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals may be subject to a withdrawal charge.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, take an Account Reduction Loan or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM TRANSACTION EXPENSES

SURRENDER CHARGE:....................................................  5%(1), (2), (3)
(As a percentage of amount surrendered)
CONTINGENT DEFERRED SALES CHARGE ("CDSC"):...........................  5.50%
(Only Contracts issued prior to May 24, 2005) (As a percentage of
  Purchase Payments withdrawn)
IF WITHDRAWN WITHIN 5 YEARS AFTER THE PURCHASE PAYMENT IS MADE:......  5.50%
IF WITHDRAWN 5 OR MORE YEARS AFTER THE PURCHASE PAYMENT IS MADE:.....  0%
VARIABLE LIQUIDITY BENEFIT CHARGE:...................................  5%(3), (4)
(As a percentage of the present value of the remaining Annuity payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net
  Investment Factor used to calculate the Annuity payments)



ACCOUNT REDUCTION LOAN INITIATION FEE................................  $75


---------
(1) For Contracts issued after May 24, 2005, the surrender charge will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company. If the expected level of aggregate Contract assets during the first Contract Year is less than $1,000,000, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:

               CONTRACT YEAR
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    SURRENDER CHARGE
------------------------     -------------    ----------------
         0 years                1 years              5%
         1 years                2 years              4%
         2 years                3 years              3%
         3 years                4 years              2%
         4 years                5 years              1%
        5+ years                                     0%


          If the expected level of aggregate Contract assets during the first Contract Year is greater than or equal to $1,000,000, there will be no surrender charge.

(2) For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8th Contract Year. The charge is as follows:

               CONTRACT YEAR
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    SURRENDER CHARGE
------------------------     -------------    ----------------
         0 years                2 years              5%
         2 years                4 years              4%
         4 years                6 years              3%
         6 years                8 years              2%
        8+ years                                     0%


(3) A Contract will have either a surrender charge or a contingent deferred sales charge, depending on the issue date.
(4) This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity payments. For Contracts issued on or after May 24, 2005, the charge is as follows:

               CONTRACT YEAR
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    SURRENDER CHARGE
------------------------     -------------    ----------------
         0 years                1 years              5%
         1 years                2 years              4%
         2 years                3 years              3%
         3 years                4 years              2%
         4 years                5 years              1%
        5+ years                                     0%


For Contracts issued before May 24, 2005, the charge is as follows:

               CONTRACT YEAR
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    SURRENDER CHARGE
------------------------     -------------    ----------------
         0 years                2 years              5%
         2 years                4 years              4%
         4 years                6 years              3%
         6 years                8 years              2%
        8+ years                                     0%



SEMI-ANNUAL ADMINISTRATIVE CHARGE:.....................................      $15
                                                                          ------
Per Participant Individual Account (Allocated Contracts only)
INSTALLATION CHARGE:...................................................   $1,000(5)
One-time charge applicable to allocated Contracts that has an average per Participant balance of less than $5,000 as of the Effective Date of the Contract


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

RANGE OF DAILY ASSET (MORTALITY & EXPENSE RISK) CHARGE

 AGGREGATE CONTRACT ASSETS     TOTAL ANNUAL DAILY ASSET CHARGE
---------------------------    -------------------------------
     $0 -- $249,999.99                      1.50%
  $250,000 -- $999,999.99                   1.30%
$1,000,000 -- $2,999,999.99                 1.05%
    $3,000,000 and over                     0.80%


We may reduce or eliminate the surrender charge, the contingent deferred sales charge, the semi-annual account charge and/or the daily asset charge under the Contract. See "Charges and Deductions" below.

---------
(5) The Installation Charge is generally paid by the plan sponsor, who may or may not allocate it among Participant accounts.
(6) The Daily Asset Charge will depend on the expected Aggregate Contract Assets during the first Contract year, as determined by the Company.
(7)   We are waiving the following amounts of the M&E charge on these
      Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 0.91% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 0.87% of the Subaccount investing in the Lord Abbett Growth and Income Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 0.65% of the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Fund; and the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B of the Metropolitan Series Fund, Inc.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2007 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.44%      1.73%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --           0.80%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --           0.58%
  American Funds Growth-Income
     Fund........................    0.26%       0.25%      0.01%           --          0.52%          --           0.52%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........    0.56%       0.25%      0.09%           --          0.90%          --           0.90%
  Mid Cap Portfolio..............    0.56%       0.25%      0.10%           --          0.91%          --           0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund+............    0.47%       0.25%      0.28%         0.01%         1.01%        0.01%          1.00%(1)
  Templeton Developing Markets
     Securities Fund.............    1.23%       0.25%      0.25%           --          1.73%          --           1.73%
  Templeton Foreign Securities
     Fund........................    0.63%       0.25%      0.14%         0.02%         1.04%        0.02%          1.02%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Life Sciences
     Portfolio+..................    0.64%       0.25%      0.45%           --          1.34%          --           1.34%
  Global Technology Portfolio+...    0.64%       0.25%      0.18%         0.01%         1.08%          --           1.08%
  Mid Cap Growth Portfolio.......    0.64%       0.25%      0.04%           --          0.93%          --           0.93%
LEGG MASON PARTNERS EQUITY
  TRUST -- CLASS A
  Legg Mason Partners S&P 500
     Index Fund+.................    0.25%       0.20%      0.12%           --          0.57%          --           0.57%(2)
LEGG MASON PARTNERS INCOME
  TRUST -- CLASS A
  Legg Mason Partners Investment
     Grade Bond Fund.............    0.64%       0.25%      0.26%           --          1.15%          --           1.15%(2)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......    0.75%         --       0.07%           --          0.82%          --           0.82%(2)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........    0.69%         --       0.11%         0.01%         0.81%          --           0.81%(2)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class I........    0.75%         --       0.13%           --          0.88%          --           0.88%
  Legg Mason Partners Variable
     Equity Index
     Portfolio -- Class II.......    0.31%       0.25%      0.08%           --          0.64%          --           0.64%(2)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.08%           --          0.83%          --           0.83%(2)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................    0.62%         --       0.14%           --          0.76%          --           0.76%(2)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.15%           --          0.90%          --           0.90%(3)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........    0.75%         --       0.35%           --          1.10%          --           1.10%(2)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................    0.67%         --       0.38%           --          1.05%          --           1.05%(2)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................    0.55%       0.25%      0.60%           --          1.40%          --           1.40%(2)
  Legg Mason Partners Variable
     Global High Yield Bond
     Portfolio -- Class I........    0.80%         --       0.41%           --          1.21%          --           1.21%(2)
  Legg Mason Partners Variable
     Money Market Portfolio++....    0.45%         --       0.08%           --          0.53%          --           0.53%(2)
MET INVESTORS SERIES TRUST
  American Funds Balanced
     Allocation
     Portfolio -- Class C........    0.10%       0.55%      0.15%         0.39%         1.19%        0.15%          1.04%(4)
  American Funds Growth
     Allocation
     Portfolio -- Class C........    0.10%       0.55%      0.19%         0.36%         1.20%        0.19%          1.01%(4)
  American Funds Moderate
     Allocation
     Portfolio -- Class C........    0.10%       0.55%      0.26%         0.41%         1.32%        0.26%          1.06%(4)
  BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.13%           --          0.73%          --           0.73%
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.06%           --          0.79%          --           0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.61%         --       0.04%           --          0.65%          --           0.65%
  Dreman Small Cap Value
     Portfolio -- Class A........    0.79%         --       0.13%           --          0.92%          --           0.92%(5)
  Harris Oakmark International
     Portfolio -- Class A........    0.77%         --       0.09%           --          0.86%          --           0.86%
  Janus Forty Portfolio -- Class
     A...........................    0.65%         --       0.05%           --          0.70%          --           0.70%
  Lazard Mid Cap
     Portfolio -- Class A........    0.69%         --       0.07%           --          0.76%          --           0.76%
  Legg Mason Partners Aggressive
     Growth Portfolio -- Class
     B...........................    0.62%       0.25%      0.05%           --          0.92%          --           0.92%
  Legg Mason Partners Managed
     Assets Portfolio -- Class
     A...........................    0.50%         --       0.12%           --          0.62%          --           0.62%
  Legg Mason Value Equity
     Portfolio -- Class B........    0.63%       0.25%      0.04%           --          0.92%          --           0.92%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --           0.54%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.49%       0.25%      0.03%           --          0.77%          --           0.77%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.67%       0.25%      0.09%           --          1.01%          --           1.01%
  Met/AIM Capital Appreciation
     Portfolio -- Class A........    0.76%         --       0.10%           --          0.86%          --           0.86%
  Met/AIM Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.06%           --          0.92%          --           0.92%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........    1.00%         --       0.25%           --          1.25%          --           1.25%
  MFS(R) Research International
     Portfolio -- Class B........    0.70%       0.25%      0.09%           --          1.04%          --           1.04%
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class A........    0.58%         --       0.04%           --          0.62%          --           0.62%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.50%         --       0.05%           --          0.55%          --           0.55%
  Pioneer Fund Portfolio -- Class
     A...........................    0.75%         --       0.23%           --          0.98%          --           0.98%(6)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.09%           --          0.69%          --           0.69%(5)
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.03%           --          1.01%          --           1.01%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.71%       0.10%      0.05%           --          0.86%          --           0.86%
  BlackRock Bond Income
     Portfolio -- Class A........    0.38%         --       0.06%           --          0.44%        0.01%          0.43%(7)
  BlackRock Large Cap Value
     Portfolio -- Class B........    0.68%       0.25%      0.06%           --          0.99%          --           0.99%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     B...........................    0.73%       0.25%      0.06%           --          1.04%          --           1.04%
  Davis Venture Value
     Portfolio -- Class A........    0.69%         --       0.04%           --          0.73%          --           0.73%
  FI Large Cap Portfolio -- Class
     A...........................    0.77%         --       0.07%           --          0.84%          --           0.84%
  FI Value Leaders
     Portfolio -- Class D........    0.64%       0.10%      0.07%           --          0.81%          --           0.81%
  Jennison Growth
     Portfolio -- Class B+.......    0.63%       0.25%      0.04%           --          0.92%          --           0.92%
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.04%         0.73%         1.12%        0.04%          1.08%(8)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.05%         0.59%         0.99%        0.05%          0.94%(8)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.01%         0.64%         1.00%        0.01%          0.99%(8)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.67%         1.01%          --           1.01%(8)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.70%         1.04%          --           1.04%(8)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --           0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.05%           --          0.77%        0.07%          0.70%(9)
  Oppenheimer Global Equity
     Portfolio -- Class B........    0.51%       0.25%      0.10%           --          0.86%          --           0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........    0.60%       0.25%      0.07%           --          0.92%          --           0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.08%           --          0.84%          --           0.84%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --           0.54%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio.........    0.25%         --       0.58%           --          0.83%          --           0.83%
TEMPLETON GROWTH FUND,
  INC. -- CLASS A ...............    0.56%       0.25%      0.20%           --          1.01%          --           1.01%
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Comstock Portfolio.............    0.56%       0.25%      0.03%           --          0.84%          --           0.84%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.
(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward. Due to contractual waivers and/or reimbursements in place through March 1, 2009, the Portfolio's actual total net operating expenses, excluding brokerage, taxes, interest and extraordinary expenses, are not expected to exceed 0.78% prior to that date.
(4) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series(R). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses.
(5) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.
(6) Other Expenses have been restated to reflect a change in Transfer Agent fee schedule as if fees had been in effect during the previous fiscal year.
(7) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.
(8) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.
(9) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.


EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE 1 (FOR CONTRACTS ISSUED ON OR AFTER MAY 24, 2005, AND ASSUMING THE INSTALLATION CHARGE IS NOT ALLOCATED TO PARTICIPANT ACCOUNTS)

                                    IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                   ANNUITIZED AT THE END OF PERIOD SHOWN:
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........     $835       $1,322      $1,830      $3,600       $335       $1,022      $1,730      $3,600
Underlying Fund with
Minimum Total Annual
Operating Expenses.........     $707         $938      $1,195      $2,357       $207         $638      $1,095      $2,357

EXAMPLE 2 (FOR CONTRACTS ISSUED BEFORE MAY 24, 2005 WITH SURRENDER CHARGE SCHEDULE AND ASSUMING THE INSTALLATION CHARGE IS NOT ALLOCATED TO PARTICIPANT ACCOUNTS)

                                    IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                   ANNUITIZED AT THE END OF PERIOD SHOWN:
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........     $835       $1,422      $2,030      $3,600       $335       $1,022      $1,730      $3,600
Underlying Fund with
Minimum Total Annual
Operating Expenses.........     $707       $1,038      $1,395      $2,357       $207         $638      $1,095      $2,357


EXAMPLE 3 (FOR CONTRACTS ISSUED BEFORE MAY 24, 2005 WITH CDSC SCHEDULE AND ASSUMING THE INSTALLATION CHARGE IS NOT ALLOCATED TO PARTICIPANT ACCOUNTS)

                                    IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                   ANNUITIZED AT THE END OF PERIOD SHOWN:
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........     $885       $1,572      $2,280      $3,600       $335       $1,022      $1,730      $3,600
Underlying Fund with
Minimum Total Annual
Operating Expenses.........     $757       $1,188      $1,645      $2,357       $207         $638      $1,095      $2,357


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------

The Contract may provide that all or some of the rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations may apply to investment choices, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a plan administrative fee will be paid by making a withdrawal from the Contract Value. Also, the Contract may require a signed authorization from the plan administrator to exercise certain rights. We may rely on the plan administrator's statements to us as to the terms of the plan. We are not a party to the retirement plan. We will not be responsible for determining what the plan says.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

MetLife Retirement Perspectives, Gold Track VSP, and Unregistered Gold Track are each a group annuity contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

We encourage you to evaluate the fees, expenses, benefits and features of this group annuity Contract against those of other investment products, including other group annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

GENERAL

The Contracts described in this prospectus are designed for use only with plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to your choice of one or more Funding Options. Purchase Payments less any applicable premium tax ("Net Purchase Payments") are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option's individual investments. While you will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option's corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity payments and reserve values will vary in accordance with these factors.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Purchase of this Contract does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9406.

ALLOCATED CONTRACTS

We offer an allocated group annuity contract designed to record information for all present and future Participants under the Contract. Participants do not receive a certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity contract, designed for use with certain Plans where the employer has secured the services of a Third Party Administrator ("TPA"). The Company does not record keep individual accounts for individual Participants in the Plan. The TPA's services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.

We will issue the Contracts to the Plan sponsor or the Plan trustee. All Purchase Payments are held under the Contract, as directed by the Contract Owner (or if authorized by the Contract Owner, as directed by Participants).

PURCHASE PAYMENTS

For unallocated contracts, the minimum average Purchase Payment allowed is $10,000 annually per Contract. For allocated contracts, the minimum Purchase Payment allowed is an average of $1,000 annually per Participant's Individual Account. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time on behalf of the Participant while the Participant is alive and before Annuity Payments begin.

CREDITING PURCHASE PAYMENTS

We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days of our receipt of the initial Purchase Payment, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission (the "SEC")).

Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will provide you with the address of the office to which Purchase Payments are to be sent.

If you send Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your Contract.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

ACCOUNT VALUE

During the Accumulation Period, we determine the Account Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

A few of the Underlying Funds are retail mutual funds which are also available to investors outside of variable annuity products. The investment return of the subaccounts of the Contract that invest in the retail funds will be lower than the investment return of the corresponding retail funds themselves due to the Contract charges and expenses you bear while you hold the Contract.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Cash Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of the Travelers insurance companies -- The Travelers Insurance Company and The Travelers Life and Annuity Company -- (now MetLife Insurance Company of Connecticut) -- from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to Participants.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital            Fidelity Management & Research
                                   appreciation.                      Company
Mid Cap Portfolio                  Seeks long-term growth of          Fidelity Management & Research
                                   capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.    Franklin Advisers, Inc.
  Securities Fund+
Templeton Developing Markets       Seeks long-term capital            Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
JANUS ASPEN SERIES -- SERVICE
  SHARES
Global Life Sciences Portfolio+    Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Global Technology Portfolio+       Seeks long-term capital growth.    Janus Capital Management LLC
Mid Cap Growth Portfolio           Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS EQUITY
  TRUST -- CLASS A
Legg Mason Partners S&P 500 Index  Seeks to provide investment        Legg Mason Partners Fund Advisor,
  Fund+                            results that, before fees and      LLC
                                   expenses, correspond to the price  Subadviser: Batterymarch
                                   and yield performance of the       Financial Management, Inc.
                                   Standard & Poor's 500(R)
                                   Composite Stock Price Index (S&P
                                   500(R) Index).
LEGG MASON PARTNERS INCOME
  TRUST -- CLASS A
Legg Mason Partners Investment     Seeks as high a level of current   Legg Mason Partners Fund Advisor,
  Grade Bond Fund                  income as is consistent with       LLC
                                   prudent investment management and  Subadviser: Western Asset
                                   preservation of capital.           Management Company
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
  Capital and Income               combination of income and long-    LLC
  Portfolio -- Class I             term capital appreciation).        Subadvisers: Western Asset
                                                                      Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks investment results that,     Legg Mason Partners Fund Advisor,
  Equity Index Portfolio -- Class  before expenses, correspond to     LLC
  II                               the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500(R) Index.           Financial Management, Inc.
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks capital appreciation and     Legg Mason Partners Fund Advisor,
  Social Awareness Portfolio       retention of net investment        LLC
                                   income.                            Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current      Legg Mason Partners Fund Advisor,
  Adjustable Rate Income           income and to limit the degree of  LLC
  Portfolio                        fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
Legg Mason Partners Variable       Seeks to maximize total return,    Legg Mason Partners Fund Advisor,
  Global High Yield Bond           consistent with the preservation   LLC
  Portfolio -- Class I             of capital.                        Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks to maximize current income   Legg Mason Partners Fund Advisor,
  Money Market Portfolio           consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company
MET INVESTORS SERIES TRUST
American Funds Balanced            Seeks a balance between a high     Met Investors Advisory, LLC
  Allocation Portfolio -- Class C  level of current income and        Subadviser: Met Investors
                                   growth of capital with a greater   Advisory, LLC
                                   emphasis on growth of capital.
American Funds Growth Allocation   Seeks growth of capital.           Met Investors Advisory, LLC
  Portfolio -- Class C                                                Subadviser: Met Investors
                                                                      Advisory, LLC
American Funds Moderate            Seeks a high total return in the   Met Investors Advisory, LLC
  Allocation Portfolio -- Class C  form of income and growth of       Subadviser: Met Investors
                                   capital, with a greater emphasis   Advisory, LLC
                                   on income.
BlackRock High Yield               Seeks to maximize total return,    Met Investors Advisory, LLC
  Portfolio -- Class A             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
BlackRock Large Cap Core           Seeks long-term capital growth.    Met Investors Advisory, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC
Clarion Global Real Estate         Seeks to provide total return      Met Investors Advisory, LLC
  Portfolio -- Class A             through investment in real estate  Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Dreman Value
                                                                      Management, L.L.C.
Harris Oakmark International       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        Met Investors Advisory, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  A                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Legg Mason Partners Aggressive     Seeks capital appreciation.        Met Investors Advisory, LLC
  Growth Portfolio -- Class B                                         Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Managed        Seeks high total return.           Met Investors Advisory, LLC
  Assets Portfolio -- Class A                                         Subadvisers: Batterymarch
                                                                      Financial Management, Inc.;
                                                                      Western Asset Management Company;
                                                                      ClearBridge Advisors, LLC; Legg
                                                                      Mason Global Asset Allocation,
                                                                      LLC
Legg Mason Value Equity            Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class B             capital.                           Subadviser: Legg Mason Capital
                                                                      Management. Inc.
Lord Abbett Bond Debenture         Seeks high current income and the  Met Investors Advisory, LLC
  Portfolio -- Class A             opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of capital  Met Investors Advisory, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
Lord Abbett Mid Cap Value          Seeks capital appreciation         Met Investors Advisory, LLC
  Portfolio -- Class B             through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
Met/AIM Capital Appreciation       Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
Met/AIM Small Cap Growth           Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class A             capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Capital Appreciation   Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
PIMCO Inflation Protected Bond     Seeks to provide maximum real      Met Investors Advisory, LLC
  Portfolio -- Class A             return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        Met Investors Advisory, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      Met Investors Advisory, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Third Avenue Small Cap Value       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class B             appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Large Cap Value          Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Legacy Large Cap Growth  Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Large Cap Portfolio -- Class A  Seeks long-term growth of          MetLife Advisers, LLC
                                   capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
Jennison Growth                    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B+            capital.                           Subadviser: Jennison Associates
                                                                      LLC
MetLife Aggressive Allocation      Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current        MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital as
                                   a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the     MetLife Advisers, LLC
  Allocation Portfolio -- Class B  form of income and growth of capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high     MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
MetLife Moderate to Aggressive     Seeks growth of capital.           MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class A  Seeks capital appreciation and     MetLife Advisers, LLC
                                   reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                      Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return     MetLife Advisers, LLC
  Government Portfolio -- Class A  consistent with preservation of    Subadviser: Western Asset
                                   capital and maintenance of         Management Company
                                   liquidity.
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
Total Return Portfolio             Seeks maximum total return,        Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   capital and prudent investment
                                   management.
TEMPLETON GROWTH FUND,             Seeks long term capital growth.    Templeton Global Advisors Limited
  INC. -- CLASS A
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
Comstock Portfolio                 Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.


---------
+ Not available under all Contracts. Availability depends on Contract issue date.

++ Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".

METROPOLITAN SERIES FUND, INC. ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.

A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS

The American Funds Balance Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American

Funds Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.

                    CHARGES AND DEDUCTIONS UNDER THE CONTRACT

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     -    the death benefit paid on the death of a Participant;

     - the available Funding Options and related programs (including, automatic rebalancing and systematic withdrawal programs);

     -    administration of the annuity options available under the Contracts;
          and

     -    the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     - sales and marketing expenses including commission payments to your sales agent; and

     -    other costs of doing business.

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawals pursuant to a request to divide a Participant's account due to a divorce are subject to a surrender charge.

Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan participants, the aggregate of all Plan participant account values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).

SURRENDER CHARGE

Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon redemption, the Company will charge either a surrender charge or a contingent deferred sales charge, as negotiated. The maximum contingent deferred sales charge is 5.5% of each Purchase Payment for a period of five years from the date the Purchase Payment was made. After five years from the date a Purchase Payment is made, the contingent deferred sales charge no longer applies to that Purchase Payment. The contingent deferred sales charge applies to each Purchase Payment you make.

For the contingent deferred sales charge, surrenders will be deemed taken from Purchase Payments in the order they were received by us and then on any earnings.

The maximum surrender charge is 5% on the total amount withdrawn. For Contracts issued on or after May 24, 2005, the surrender charge applicable to your Contract will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company, and the length of time the Contract has been in force. If the expected level of aggregate Contract assets is less than $999,999.99, the surrender charge declines to zero after the end of the 5(th) Contract Year. The charge is as follows:

               CONTRACT YEAR
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    SURRENDER CHARGE
------------------------     -------------    ----------------
         0 years                1 years              5%
         1 year                 2 years              4%
         2 years                3 years              3%
         3 years                4 years              2%
         4 years                5 years              1%
        5+ years                                     0%


If the expected level of aggregate Contract assets during the first Contract Year is greater than or equal to $1,000,000, there will be no surrender charge.

For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:

               CONTRACT YEAR
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    SURRENDER CHARGE
------------------------     -------------    ----------------
         0 years                2 years              5%
         2 years                4 years              4%
         4 years                6 years              3%
         6 years                8 years              2%
        8+ years                                     0%


The contingent deferred sales or surrender charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the contingent deferred sales or surrender charges, the Company will take into account:

     (a) the size of plan assets and the expected amount of annual contributions, and

     (b) the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

     (c) the expected level of commission the Company may pay to the agent for distribution expenses, and

     (d) any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

The sales or surrender charge will not be assessed for withdrawals made under the following circumstances:

-    retirement (as defined by the terms of       -     disability as defined in Code section
     your Plan and consistent with IRS rules)           72(m)(7)
-    separation from service/severance from       -     minimum required distributions (generally
     employment                                         at age 70 1/2)
-    loans (if available in your Plan)            -     return of Excess Plan Contributions
-    hardship (as defined by the Code)            -     transfers to an employer stock fund
-    Death                                        -     certain Plan expenses as mutually agreed
                                                        upon
-    annuitization under this Contract or
     another contract issued by us


DAILY ASSET CHARGE

This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to your Contract will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company. Below are the variations of the charge based on different levels of expected aggregate contract assets:

 AGGREGATE CONTRACT ASSETS     DAILY ASSET CHARGE
---------------------------    ------------------
     $0 -- $249,999.99                1.50%
  $250,000 -- $999,999.99             1.30%
$1,000,000 -- $2,999,999.99           1.05%
    $3,000,000 and over               0.80%


The mortality risk portion compensates the Company for guaranteeing to provide Annuity payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Annuity Commencement Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     -    sales, commission and marketing expenses, and

     -    other costs of doing business.

We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.

Although variable Annuity payments made under the Contracts will vary in accordance with the investment performance of each Funding Option's investment portfolio, payments will not be affected by: (a) the Company's actual mortality experience among Annuitants after retirement, or (b) the Company's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the annuity period. This charge is not assessed during the accumulation phase.

For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

               CONTRACT YEAR
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                1 years               5%
         1 years                2 years               4%
         2 years                3 years               3%
         3 years                4 years               2%
         4 years                5 years               1%
        5+ years                                      0%


For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

               CONTRACT YEAR
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                2 years               5%
         2 years                4 years               4%
         4 years                6 years               3%
         6 years                8 years               2%
        8+ years                                      0%


Please refer to the "Payment Options" section for a description of this benefit.

FUNDING OPTION CHARGES

There are certain deductions from and expenses paid out of the assets of each Funding Option. These are described in the applicable prospectus for each Funding Option. Underlying Funding Option expenses are not fixed or guaranteed and are subject to change by the Fund.

SEMI-ANNUAL ADMINISTRATIVE CHARGE

A semi-annual administrative charge of up to $15 may be deducted from the value of each Participant's Individual Account for administrative expenses. The fee only applies to allocated Contracts and is assessed only during the Accumulation Period.

The semiannual administrative contract fee cannot be increased. The charge is set at a level that does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. In determining the level of the fee, we consider certain factors including, but not limited to, the following:

     - The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will remit Purchase Payment allocations electronically, and any other factors pertaining to the characteristics of the group or the Plan which may enable the Company to reduce the expense of administration.

     - Determination of the Company's anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract values, and any other factors pertaining to the level and expense of administrative services which will be provided under the Contract.

     -    TPA and/or agent involvement.

This charge is applied pro-rata to the subaccounts. We will also prorate this charge (i.e., calculate) from the date of participation in the plan. We will also prorate this charge if the Contract is terminated.

INSTALLATION CHARGE

An installation charge of $1,000 may be applied to plans with an average balance per participant of less than $5,000.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or account values for payment to the Contract Owner and/or the TPA for plan related expenses. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

The Company pays selected TPAs, some of which may be owned by or in which your registered representative has a financial interest, a flat per participant fee for various services in lieu of our providing those services to plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from your Contract.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If your Plan or group of which you are a Participant or member permits account reduction loans, and you take an account reduction loan, there is a one-time $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount.

                                    TRANSFERS

--------------------------------------------------------------------------------

TRANSFERS OF CASH VALUE BETWEEN FUNDING OPTIONS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Cash Values may generally be transferred from the Funding Options to the Fixed Account at any time.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

TRANSFERS FROM THE FIXED ACCOUNT

Transfers from the Fixed Account, either to the Funding Options or to Contracts not issued by us, may not exceed 20% per Contract Year, as applicable to the Cash Value in the Fixed Account valued on each such anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) No transfers will be allowed from the Fixed Account to any Competing Fund in the Plan. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion and/or to limit the number of transfers to be transferred from the Fixed Account to the Funding Options to not more than one in any six month period.

Please see "Appendix F -- Competing Funds" for more information.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series -- Global Technology Portfolio, Legg Mason Partners Variable Global High Yield Bond Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, BlackRock High Yield Portfolio, Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Third Avenue Small Cap Value Portfolio and Templeton Growth Fund, Inc., the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series((R) )portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS((R)) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows the Contract Owner or Participant to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under the DCA Program will be counted for purposes of determining whether you have reached the 20% limit on the amount that may be transferred out of the Fixed Account in any one year. However, we will allow you to transfer more than 20% out of the Fixed Account if the transfers are pre-authorized transfers made through the DCA Program. Transfers made under the DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

TRANSFERS FROM FUNDING OPTIONS TO CONTRACTS NOT ISSUED BY US

You may transfer all or any part of Your Contract's Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by us. Such transfers may be subject to a sales or surrender charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Cash Surrender Value from one Funding Option to any contract not issued by us, subject to the restrictions of the Fixed Account, if applicable.

TRANSFERS TO OR FROM OTHER CONTRACTS ISSUED BY US

Under specific conditions, we may allow you to transfer to this Contract the Contract value of other group annuity contracts we have issued to you or to transfer amounts from this Contract to another Contract issued by us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales or surrender charge may apply, as described in the new Contract.

TRANSFERS FROM CONTRACTS NOT ISSUED BY US

Under specific conditions, when authorized by the state insurance department, we may credit a Plan up to 4% of the amount transferred to us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Before the Maturity Date, we will pay all or any portion of your Cash Surrender Value to the Contract Owner or at the Contract Owner's direction, to the Participant. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after we receive the request in good order. The Cash Surrender Value equals the Contract or account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, Participants may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes, sales charge and surrender charge. To elect systematic withdrawals, Participants must have a Cash Value of at least $5,000 and must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which Participants have an interest, unless you or your designee instruct us otherwise. Participants may begin or discontinue systematic withdrawals at any time by notifying us in writing, but must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

ACCOUNT REDUCTION LOANS

We administer loan programs made available through plans on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the Internal Revenue Service as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan on a pro-rata basis from the source(s) of money the plan permits to be borrowed (e.g., money contributed to the plan through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each subaccount and the Fixed Account in which you then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the funding options and the Fixed Account in which you then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

We issue only the Contract. Where we refer to "you," we are referring to the Contract Owner.

At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.

BENEFICIARY

For unallocated Contracts, you name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits attributable to a Participant upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless we receive other instructions, by Written Request before the death of the Participant.

The Beneficiary is the person or persons designated to receive payment of any death benefit upon the death of the Participant. For allocated Contracts, Participants name the Beneficiary for their Individual Account in a Written Request. The Beneficiary has the right to receive any benefits due under that Individual Account upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless we receive other instructions, by Written Request, before the death of the Participant.

For allocated Contracts, unless an irrevocable Beneficiary has been named, Participants have the right to change the Beneficiary for their Individual Account by Written Request during the lifetime of the Participant and while the Contract continues.

ANNUITANT

The Annuitant, generally a Plan Participant, is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

DEATH BENEFITS PRIOR TO THE ANNUITY COMMENCEMENT DATE

For allocated Contracts, a death benefit may be provided in the event of death of the Participant subject to the rules described below. For unallocated Contracts, a death benefit is only available with the Company's approval, and may not be available in all jurisdictions.

The Contract provides that in the event the Participant dies before the selected Annuity Commencement Date or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Cash Value of the Participant's Individual Account or (b) the total Purchase Payments made under that Participant's Individual Account, less any applicable premium tax and prior surrenders not previously deducted and any outstanding loan balance as of the date we receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Annuity Commencement Date, we will pay the Beneficiary the Cash Value of the Participant's Individual Account, (or value attributable to the Participant) less any applicable premium tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date we receive Due Proof of Death.

When provided, the Death Benefits calculated for an unallocated contract are based on the Cash Value attributable to the Participant.

Under an unallocated Contract, we will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Cash Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the Cash Value and total Purchase Payments attributable to the Participant under the unallocated Contract.

The death benefit may be taken by the Beneficiary in one of three ways: 1) in a single sum, in which case payment will be made within seven days of our receipt of Due Proof of Death, unless subject to postponement as explained below; 2) within five years of the Participant's date of death; or 3); applied to a lifetime Annuity. The Beneficiary may choose to have Annuity payments made on a variable basis, fixed basis, or a combination of the two.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE (ANNUITY COMMENCEMENT DATE)

Under the Contract, you can direct us to make regular income payments to Participants ("Annuity Payments"). You, or at your direction, Participants, can choose the month and the year in which those payments begin ("Annuity Commencement Date"). You, or at your direction, Participants, can also choose among income plans (annuity options). While the Participant is alive, you can change your selection any time up to the Annuity Commencement Date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person, and thereafter during the lifetime of the survivor: or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity Payments are made. Not all options may be available in all states.

You may direct us to annuitize amounts attributable to a Participant at any time after you purchase the Contract. Certain annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon either the later of the Participant's attainment of age 70 1/2 or year of retirement; or the death of the Participant. This requirement may be changed by Us. Participants should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Annuity Commencement Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of your

Variable Funding Options is less than 3.0% then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3.0% % then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under "Amount of First Payment". All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     (a)  the Participant's name, address, date of birth, social security number

     (b)  the amount to be distributed

     (c)  the annuity option which is to be purchased

     (d)  the date the annuity option payments are to begin

     (e) if the form of the annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the beneficiary as designated by you and

     (f)  any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the Annuitant as long as we are notified by Written Request while the Annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the Written Request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the Written Request.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under the Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you or the TPA also may elect to have the Participant's Cash Surrender Value applied to provide a variable annuity, a fixed annuity, or a combination of both. If no election is made to the contrary, the Cash Surrender Value will provide an annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the TPA, or the Participant, if you so authorize, may elect to transfer cash values from one Funding Option to another, as described in the provision "Transfers of Cash Value Between Funding Options", in order to reallocate the basis on which Annuity payments will be determined. Once Annuity payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

Option 1 -- Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity payment; and

     (b)  is

          (1)  the number of Annuity Units represented by each payment; times

          (2)  the number of payments made;

and for a Fixed Annuity:

     (a) is the Cash Value applied on the Annuity Commencement Date under this option and

     (b)  is the dollar amount of Annuity payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly Annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly Annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, we will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for qualified Contracts. Consult a tax advisor before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity payments as may be mutually agreed upon by you and us.

VARIABLE LIQUIDITY BENEFIT

This benefit is offered with variable annuity option "Payments for a Fixed Period" (without life contingency) where payments are made on a variable basis.

At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

CONTRACT AND PARTICIPANT'S INDIVIDUAL ACCOUNT TERMINATION

Under the allocated Contracts, if the Cash Value in a Participant's individual account is less than the termination amount as stated in your Contract ($2,000), we reserve the right to terminate that Participant's Individual Account and move the Cash Value of that Participant's Individual Account to Your Account.

Any Cash Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

     (a) the Cash Value of the Contract is less than the termination amount stated in Your Contract ($20,000 for allocated Contracts; or

     (b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     (c)  We receive notice that is satisfactory to us of Plan termination.

If we discontinue this Contract or we receive your Written Request to discontinue the Contract, We will, in our sole discretion and judgment:

     (a)  accept no further payments for this Contract; and

     (b) pay you the Cash Surrender Value of the Funding Options, or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at your direction; and

     (c)  pay you the Cash Surrender Value of the Fixed Account, if applicable.

If the Contract is discontinued, we will distribute the Cash Surrender Value to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options that began before the date of discontinuance. In New York (for Contracts issued on or after April 30, 2007) and certain other states we are required to pay you the Cash Value upon our discontinuance of the Contract.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (the "NYSE") is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, we are required to pay interest on any underpayments.

                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------

MetLife of CT Separate Account QPN for Variable Annuities ("Separate Account") was established on December 26, 1995 and is exempt from registration with the SEC pursuant to Section 3(c)(11) of the 1940 Act. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options. We may also offer contracts through the Separate Account that are not registered with the SEC.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts or to qualified pension or retirement plans as permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and /or to offer additional Funding Options.

Certain Funding Options are considered Competing Funds, and are subject to transfer restriction. These options are noted as such in your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. These are also noted in your Contract.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

GENERAL

THIS SECTION PROVIDES GENERAL INFORMATION REGARDING THE FEDERAL TAXATION OF ANNUITY CONTRACTS IN VARIOUS TAX "MARKETS", INCLUDING GENERAL INFORMATION REGARDING OPTIONAL ANNUITY CONTRACT BENEFITS SUCH AS LIVING BENEFITS RIDERS. THIS SECTION INCLUDES A DISCUSSION OF TAX MARKETS AND OPTIONAL BENEFITS THAT MAY NOT BE OFFERED BY THIS PROSPECTUS. CONSULT YOUR CONTRACT OR CERTIFICATE FOR MORE INFORMATION.

Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and/or Contract Owner, participant or Beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser prior to such purchase or the making of an election. It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed here. It should be understood that if a tax benefited plan loses its exempt status, employees could lose some of the tax benefits described. For further information, a qualified tax adviser should be consulted.

You are responsible for determining whether your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under your Contract satisfy applicable tax law.

Congress has recognized the value of saving for retirement by providing certain tax benefits for annuities. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 reduced the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (current top rate of 35%).

Under the current Code, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974). If the Annuity is subject to the Retirement Equity Act because it is part of a plan subject to ERISA, the participant's spouse has certain rights which may be waived with the written consent of the spouse. Consult your tax advisor.

The rules for state and local income taxes may differ from the Federal income tax rules. Contract Owners of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

Tax-Free Exchanges. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. Consult a tax advisor or attorney prior to naming a beneficiary or other payee under the Income Annuity to determine whether this tax may apply.

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax due is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

In general this does not apply to Section 457(b) annuities. However, it does apply to distributions from Contracts under Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

NON-QUALIFIED ANNUITIES

If you purchase the Contract on an individual basis with after-tax dollars and not under a tax qualified retirement plan or Individual Retirement Account, your Contract is referred to as non-qualified.

As the Contract Owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual (e.g. by a corporation), however, increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

Under Section 1035 of the Code, your non-qualified Contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met and income payments have not yet commenced. Code Section 1035 provides that no gain or loss is recognized when an annuity contract or a portion of an existing annuity account balance is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange (or a portion thereof) could result in your investment becoming subject to higher or lower fees and/or expenses.

For partial exchanges under Section 1035, it is conceivable that the IRS could require aggregation of the several contracts if distributions have been taken from any of the contracts after the exchange within a certain period of time (e.g. 24 months) resulting in greater taxable income and adverse tax consequences such as imposition of the 10% penalty if the taxpayer has not attained age 59 1/2 at the time of the distribution(s).

Additionally, consolidation of contracts under a Section 1035 exchange will cause an aggregation of contract values and may adversely impact gain reported and possible imposition of the 10% penalty if the taxpayer is under age 59 1/2 at the time of distribution from a consolidated contract.

Where otherwise permitted under the Contract, pledges, direct or indirect borrowing against the value of the Contract and other types of transfers of all or a portion of your Contract Value may result in the immediate taxation of the gain in your Contract. This rule may not apply to certain transfers between spouses or between ex-spouses which are considered incident to divorce as defined by the Code.

Consult your tax advisor prior to changing the annuitant or prior to changing the date you have determined to commence income payments, if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

If Underlying Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the Separate Account(s) investing in the Underlying Fund may fail the diversification requirements of Section 817(h) of the Code, which could have adverse tax consequences for variable Contract Owners, including losing the benefit of tax deferral.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

PARTIAL AND FULL WITHDRAWALS

Any withdrawal is generally treated as coming first from earnings (determined based on the difference between the account balance prior to any surrender charges and the remaining basis, immediately prior to the withdrawal) and only after all earnings are paid out from your contributions (and thus a nontaxable return of principal). However, this rule does not apply to payments made under income annuities. Such payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is a non-taxable return of your contributions/purchase payments and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions/purchase payments equals the amount of such contributions/purchase payments, all remaining payments are fully taxable.

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified Annuity, the Code treats such a withdrawal as:

     -    First coming from earnings (and thus subject to income tax); and

     - Then from your purchase payments (which are not subject to income tax).

This rule does not apply to payments made pursuant to an income pay-out option under your Contract.

In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payments and then from a taxable payment of earnings. In the event the proceeds on full surrender of your Contract are less than remaining purchase payments you may be able to claim a loss: consult a tax advisor as to whether a loss is allowable, the character of such loss and where to claim it in your Federal Income Tax return.

INCOME ANNUITY PAYMENTS

Generally, different tax rules apply to payments made pursuant to a pay-out option under your Contract than to withdrawals and payments received before the annuity starting date.

Income payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    A non-taxable return of your purchase payment; and

     -    A taxable payment of earnings.

We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

We generally will tell you how much of each income payment is a non-taxable return of your Purchase Payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Partial Annuitizations: At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments. Currently, we will treat the application of less than your entire Contract Value under a non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received for that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

Income payments and amounts received on the exercise of a full withdrawal or partial withdrawal option under your non-qualified Contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.

Additionally, if you are under age 59 1/2 at the time income payments commence and intend the income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after income payments commence will generally invalidate the exception and subject you to income tax, additional penalties and interest.

Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Under the Code, withdrawals or income payments from non-qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).

AFTER DEATH & DEATH BENEFITS: NON-QUALIFIED ANNUITIES

TAXATION OF DEATH BENEFIT PROCEEDS

The death benefit under an annuity is generally taxable to the recipient beneficiary or other payee, such as your estate, in the same manner as distributions made to the contract owner (using the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, we must make payment of your entire interest in the Contract within five years of the date of your death or begin payments for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another non-qualified account or non-qualified annuity you owned, the entire interest in the Contract including the value of all benefits in addition to the account balance must be distributed to your designated beneficiary under the required minimum distribution rules under the Code that apply after your death. Additionally, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

After your death, if your designated beneficiary does not timely elect in accordance with our procedures a method for the payment of the death benefit complying with the Code, the remaining interest in the Contract must be distributed within five years of the date of your death.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of any Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments.

If you die on or after the "annuity starting date," as defined under Treasury Regulations, payments must continue to be made at least as rapidly as under the income type being used as of the date of your death.

If you die before all Purchase Payments are returned, the unreturned amount may be deductible on your final income tax return or deductible by either your beneficiary, if income payments continue after your death, or by your estate or your beneficiary if paid in a lump sum.

In the case of joint owners, the above rules will be applied on the death of any Contract Owner.

Where the Contract Owner is not a natural person, these rules will be applied on the death of or change of any annuitant (if changes to the annuitant are permitted under the Contract).

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), or deductible IRA contributions, your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

All IRAs, TSAs (ERISA and non-ERISA) sec.457(b), sec.403(a), SEP and SIMPLE plans and 401(a) and 401(k) plans (hereinafter "Qualified Plans" unless otherwise specified) receive tax deferral under the Code. Although there are no additional tax benefits by funding your Qualified Plan with an annuity, doing so does offer you additional insurance benefits such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts.

There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans 457(b) plans, and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax advisor as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide You with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for You or offer to do so at Your request. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH

Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased owner would have attained age 70 1/2, or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS:

While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. The single purchase payment may include the deductible contribution for the year of purchase. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $46,000 or 100% of pay for each participant in 2008.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

CONVERSION

You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert. If you are married but file separately, you may not convert a Traditional IRA into a Roth IRA.

Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See discussion below).

Unless you elect otherwise, amounts you convert from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

Note: new IRS guidance requires that in the case of a redesignation of a Traditional IRA into a Roth IRA under the same Contract, the amount that is treated as a taxable distribution is the entire value of the contract, in addition to the account balance. The method(s) under which this value must be determined has not been finalized by the IRS. However, interim guidance has been issued which provides the Issuer may use a method similar to that used in determining the required minimum distribution (but without certain exceptions and assumptions being permitted). Additionally, issuers are required to increase the value subject to tax in the year of the redesignation by any front loads or non-recurring charges (this could include contractual withdrawal charges) imposed in the 12 months prior to the conversion. If your Contract permits such redesignation, consult your tax advisor prior to redesignating your Traditional IRA to a Roth.

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

In general, a taxpayer may be permitted to revoke or recharacterize a previous conversion from a Traditional IRA to a Roth IRA provided that certain conditions are met. Consult your tax advisor and the instructions to IRS Form 8606 which indicates how and when the recharacterization must be made to be valid and how amounts should be reported. The income tax regulations also impose a waiting period to make a reconversion after such a reversal or recharacterization.

KEOGH

A Keogh plan is generally a qualified retirement plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under IRAs. However, there may be some differences: consult your tax advisor.

SECTION 403(B) PLANS AND ARRANGEMENTS

GENERAL

TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Note: Income tax regulations issued in July 2007 will require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amount attributable to contributions other than elective deferrals.

The regulations are generally effective for taxable years beginning after December 31, 2008. However, certain aspects including a prohibition on the use of new life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective.

WITHDRAWALS AND INCOME PAYMENTS

If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments).

     -    Is directly transferred to another permissible investment under
          Section 403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

Purchase Payments for a tax-deferred annuity contract (including salary reduction contributions) may be made by an employer for employees under annuity plans adopted by public educational organizations and certain organizations which are tax exempt under Section 501 (c) (3) of the Code. Within statutory limits ($15,500 in 2008), such salary reduction contributions are not currently includable in the gross income of the participants. Additional "catch-up contributions" may be made by individuals age 50 or over. Increases in the value of the Contract attributable to these Purchase Payments are similarly not subject to current taxation. Instead, both the contributions to the tax-sheltered annuity and the income in the Contract are taxable as ordinary income when distributed.

An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except when due to death, disability, or as part of a series of payments for life or life expectancy, or made after the age of 55 with separation from service. There are other statutory exceptions that may apply in certain situations.

Amounts attributable to salary reductions made to a tax-sheltered annuity and income thereon may not be withdrawn prior to attaining the age of 59 1/2, severance from employment, death, total and permanent disability, or in the case of hardship as defined by federal tax law and regulations. Hardship withdrawals are available only to the extent of the salary reduction contributions and not from the income attributable to such contributions. These restrictions do not apply to assets held generally as of December 31, 1988.

Distributions must begin by April 1st of the calendar year following the later of the calendar year in which the participant attains the age of 70 1/2 or the calendar year in which the Participant retires. Certain other mandatory distribution rules apply at the death of the participant.

Certain distributions, including most partial or full redemptions or "term-for-years" distributions of less than 10 years, are eligible for direct rollover to another 403 (b) contract, certain qualified plans or to an Individual Retirement Arrangement (IRA) without federal income tax or withholding.

To the extent an eligible rollover distribution is not directly rolled over to another 403(b) contract, an IRA or eligible qualified contract, 20% of the taxable amount must be withheld. In addition, current tax may be avoided on eligible rollover distributions which were not directly transferred to a qualified retirement program if the participant makes a rollover to a qualified retirement plan or IRA within 60 days of the distribution.

Distributions in the form of annuity payments are taxable to the participant or Beneficiary as ordinary income in the year of receipt, except that any distribution that is considered the participant's "investment in the Contract" is treated as a return of capital and is not taxable.

SECTION 403(B) LOANS

Some 403(b) Contract loans will be made only from a Fixed Account balance up to certain limits. In that case, we credit your Fixed Account. If your TSA Contract permits loans, such loans will be made only from any Fixed Account balance and only up to certain limits. In that case, we credit the Fixed Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your 403(b) annuity and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your Contract will indicate whether contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

DESIGNATED ROTH ACCOUNTS FOR 403(B) & 401(K) PLANS

Effective January 1, 2006, employers that have established and maintain TSA or 401(k) plans (collectively the "Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA or 401(k) plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract or to a Contract issued under a 401(k) program under the following conditions:

     1. The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     2. In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     3. All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     4. In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     5. No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     6. If permitted under the Code, we may permit both pre-tax contributions under a plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan or pre-tax 401(k) plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law. However, we reserve the right to require a separate TSA Contract to accept designated Roth TSA contributions and a separate Section 401(k) Contract to accept designated Roth 401(k) contributions.

     7. We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

     - The employer must permit contributions under a pre-tax 403(b) or pretax 401 (k) plan in order to permit contributions to be irrevocably designated and made part of the Qualified Roth Contribution Program.

     - Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (age 50+ catch-up) as well as contribution limits that apply under the Plan.

     - In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan, if such amounts have been held under any Designated Roth Account for at least 5 years, as apply to the traditional pre-tax accounts under the Plan ( e.g., death or disability of participant, severance from employment, attainment of age 59 1/2, or hardship (withdrawals only with respect to contributions), if permitted under the Plan).

     - If the amounts have been held under any Designated Roth Account of a participant for at least five years, and are made on account of death, disability, or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distribution").

     - Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

     - Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing trust described in Section 401(a) of the Code and exempt from tax under Section 501(a) of the Code, a Purchase Payment made by an employer (including salary reduction contributions under Section 401(k) of the Code) is not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or Beneficiary. For 2008, the applicable limits are $46,000 for total contributions and $15,500 salary reduction contributions made pursuant to Code Section 401(k). Additional "catch-up contributions" may be made by individuals age 50 or over ($5000 for 2008).

Distributions in the form of annuity payments are taxable to the participant or Beneficiary as ordinary income in the year of receipt, except that any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain eligible rollover distributions including most partial and full surrenders or term-for-years distributions of less than 10 years are eligible for direct rollover to an eligible retirement plan or to an IRA without federal income tax withholding.

If a distribution that is eligible for rollover is not directly rolled over to another qualified retirement plan or IRA, 20% of the taxable amount must be withheld. In addition, current tax may be avoided on eligible rollover distributions that were not directly transferred to a qualified retirement program if the participant makes a rollover contribution to a qualified retirement plan or IRA within 60 days of the distribution.

Distributions must begin by April 1st of the calendar year following the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire, except that if you are a 5% owner as defined in Code Section 416(i)(1)(B), distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70 1/2. Certain other mandatory distribution rules apply on the death of the participant.

An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except by reason of death, disability or as part of a series of payments for life or life expectancy, or at early retirement at or after the age of 55. There are other statutory exceptions which may apply in certain situations. Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 457 PLANS

Section 457 of the Code allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals. Such deferrals are subject to limits similar to those applicable to 403(b) and 401(k) plans.

Such plans are not available for churches and qualified church controlled organizations.

The Contract Owner of contracts issued under Section 457 plans by non-governmental employers is the employer of the Participant and amounts may not be made available to Participants (or beneficiaries) until separation from service, retirement or death or an unforeseeable emergency as determined by Treasury Regulations. The proceeds of annuity contracts purchased by Section 457 plans are subject to the claims of general creditors of the employer or contractor. A different rule applies with respect to Section 457 plans that are established by governmental employers. The contract must be for the exclusive benefit of the Plan Participants (and their beneficiaries), and the governmental employer (and their creditors) must have no claim on the contract.

Distributions must begin by April 1st of the calendar year following the later of the calendar year in which the Participant attains the age of 70 1/2 or the calendar year in which the participant retires. Certain other mandatory distribution rules apply upon the death of the participant.

All distributions from plans that meet the requirements of Section 457 of the Code are taxable as ordinary income in the year paid or made available to the participant or Beneficiary.

Generally, monies in your Contract can not be "made available" to you until you, reach age 70 1/2, leave your job or your employer changes or have an unforeseen emergency (as defined by the Code).

The tax rules for taxation of distributions and withdrawals work similarly as to those for IRAs. However the 10% penalty tax only applies to distributions and withdrawals that are attributable to rollovers from IRAs and other eligible retirement plans, and do not apply at all to 457(b) plans of tax exempt employers other than state or local governmental units. Distributions and withdrawals under a 457(b) plan of a tax exempt employer that is not a governmental unit are generally taxed under the rules applicable to wages. Consult your tax advisor.

LOANS: In the case of a 457(b) plan maintained by a state or local government, the plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from your 457(b) plan and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your 457(b) plan will indicate whether plan loans are permitted. The terms of the loan are governed by your loan agreement with the plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

403(A)

GENERAL

The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

See the "General" headings under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.

THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974

Under ERISA, certain special provisions may apply to the Contract if the Contract Owner of a Section 403(b) plan Contract or the owner of a contract issued to certain qualified plans requests that the Contract be issued to conform to ERISA or if the Company has notice that the Contract was issued pursuant to a plan subject to ERISA.

ERISA requires that certain Annuity Options, withdrawals or other payments and any application for a loan secured by the Contract may not be made until the Participant has filed a Qualified Election with the plan administrator. Under certain plans, ERISA also requires that a designation of a Beneficiary other than the participant's spouse be deemed invalid unless the participant has filed a Qualified Election.

A Qualified Election must include either the written consent of the Participant's spouse, notarized or witnessed by an authorized plan representative, or the participant's certification that there is no spouse or that the spouse cannot be located.

The Company intends to administer all contracts to which ERISA applies in a manner consistent with the direction of the plan administrator regarding the provisions of the plan, in accordance with applicable law. Because these requirements differ according to the plan, a person contemplating the purchase of an annuity contract should consider the provisions of the plan.

FEDERAL INCOME TAX WITHHOLDING & ELIGIBLE ROLLOVER DISTRIBUTIONS

The portion of a distribution that is taxable income to the recipient will be subject to federal income tax withholding, generally pursuant to Section 3405 of the Code. The application of this provision is summarized below.

We are required to withhold 20% of the portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us or the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any taxable amount you (or a spousal designated beneficiary or "alternate payee" under the Code) receives from your Contract. In certain cases, after-tax amounts may also be considered eligible rollover distributions.

However, it does not include taxable distributions that are:

(1) Part of a series of substantially equal payments being made at least annually for:

     -    your life or life expectancy

     -    both you and your beneficiary's lives or life expectancies or

     -    a specified period of 10 years or more

(2) Generally, income payments made under a permissible income annuity on or after the required beginning date are not eligible rollover distributions

(3)  Withdrawals to satisfy minimum distribution requirements

(4)  Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be automatically rolled over to an IRA designated by the plan administrator, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. Generally, transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

A distribution including a rollover that is not a direct rollover will require the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or Beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal Beneficiary is otherwise underwithheld or short on estimated taxes for that year.

OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to the mandatory 20% withholding as described in above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, to the extent such aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If an election to opt out of withholding is not provided, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution that constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or United States legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Contract must be surrendered or annuity payments must commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS (IF AVAILABLE UNDER YOUR CONTRACT)

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

Certain living benefits may not be made available under contracts issued to a designated beneficiary after the Owner's death (e.g. a "Stretch IRA" or a Stretch non-qualified contract) or, where otherwise made available, may have limited value due to minimum distributions required to be made under the tax law after the owner's death. Consult your tax advisor.

Where made available under the Contract, certain optional benefits may be inappropriate under IRA and other tax-qualified contracts due to required minimum distribution requirements. Consult your tax advisor.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (IF AVAILABLE UNDER YOUR CONTRACT)

If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

HURRICANE RELIEF

DISTRIBUTIONS: Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under Section 72(t).

To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.

LOANS: Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the United States. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to United States income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a United States life insurer would be considered United States source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for United States income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to United States source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered United States source income. In addition, Annuity Payments to NRAs in many countries are exempt from United States tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

     - Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from a Subaccount to the Fixed Account.

     - Possible taxation as if you were the Contract Owner of your portion of the Separate Account's assets.

     - Possible limits on the number of funding options available or the frequency of transfers among them.

We reserve the right to amend your Contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other Contract Owners in the Subaccounts from adverse tax consequences.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999,or by visiting FINRA's website www.finra.org.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the

Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional
Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2007, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers, Inc., Merrill Lynch Investment Managers, L.P., MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds

Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

          FOR METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the minimum Separate Account Charge available under the contract. The second table provides the AUV information for the maximum Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                      MRP -- SEPARATE ACCOUNT CHARGES 0.80%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.122          1.175                 --
                                                       2005      1.081          1.122          4,702,700

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.901          0.888                 --
                                                       2005      0.791          0.901            183,015

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.499          1.708          2,294,629
                                                       2006      1.255          1.499          1,453,911
                                                       2005      1.109          1.255            592,615

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.375          1.532          5,593,900
                                                       2006      1.258          1.375          3,219,691
                                                       2005      1.091          1.258          1,183,856

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.299          1.353          2,914,044
                                                       2006      1.136          1.299          2,520,726
                                                       2005      1.082          1.136          1,450,865

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.460          2.441                 --
                                                       2005      2.098          2.460          4,745,861

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.760          2.315                 --
                                                       2005      1.655          1.760            757,974

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.274          1.354          2,502,235
                                                       2006      1.103          1.274          2,547,399
                                                       2005      1.065          1.103          2,566,767

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2007      1.480          1.306          4,353,434
                                                       2006      1.438          1.480          4,294,212
                                                       2005      1.370          1.438          4,041,542

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/01).............................................  2007      1.562          1.817          3,832,178
                                                       2006      1.413          1.562          2,947,001
                                                       2005      1.221          1.413          1,722,394

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.040          2.334          4,265,817
                                                       2006      1.830          2.040          3,376,589
                                                       2005      1.563          1.830          2,207,743

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2007      1.113          1.228            652,799
                                                       2006      1.032          1.113            532,803
                                                       2005      0.993          1.032            576,907

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.475          1.732                 --
                                                       2005      1.345          1.475            366,454

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.889          3.691          1,092,325
                                                       2006      2.274          2.889            851,265
                                                       2005      1.798          2.274            332,490

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.523          1.744            751,036
                                                       2006      1.264          1.523            563,685
                                                       2005      1.156          1.264            412,394

High Yield Bond Trust
  High Yield Bond Trust (5/05).......................  2006      1.029          1.055                 --
                                                       2005      1.000          1.029                 48

Janus Aspen Series
  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.096          1.323            250,599
                                                       2006      1.039          1.096            172,078
                                                       2005      0.933          1.039            130,037

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      0.422          0.509          1,049,630
                                                       2006      0.394          0.422            741,728
                                                       2005      0.356          0.394            724,224

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.855          0.917                 --
                                                       2005      0.769          0.855            647,648

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.577          0.697          2,903,533
                                                       2006      0.513          0.577          2,322,705
                                                       2005      0.462          0.513          2,128,853

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.577          1.782                 --
                                                       2005      1.529          1.577            187,645

Legg Mason Partners Equity Trust
  LMPET S&P 500 Index Subaccount (Class A) (6/98)....  2007      1.293          1.347          6,247,242
                                                       2006      1.131          1.293          5,198,633
                                                       2005      1.095          1.131          5,261,632

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2007      1.875          1.890            939,953
                                                       2006      1.834          1.875            747,385
                                                       2005      1.816          1.834            695,541

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2007      2.860          2.899          4,942,823
                                                       2006      2.366          2.860          4,545,233
                                                       2005      2.206          2.366          4,209,251

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2007      1.135          1.142          2,978,634
                                                       2006      1.051          1.135          3,094,501
                                                       2005      0.949          1.051          3,252,824

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2007      1.510          1.624          3,227,190
                                                       2006      1.326          1.510          2,811,993
                                                       2005      1.282          1.326          2,953,263

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.506          1.521            623,472

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2007      1.284          1.337          2,524,699
                                                       2006      1.125          1.284          2,610,250
                                                       2005      1.087          1.125          2,597,987

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.009          0.972          1,609,178

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.816          1.872          1,695,614
                                                       2006      1.548          1.816          1,614,855
                                                       2005      1.465          1.548          1,364,011

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2007      1.739          1.817          1,659,441
                                                       2006      1.676          1.739          1,407,186
                                                       2005      1.605          1.676          1,322,785

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.385          1.435          1,069,315

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.203          1.324          2,978,942
                                                       2006      1.126          1.203            248,981
                                                       2005      1.087          1.126            240,793

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.054          1.059            254,532
                                                       2006      1.020          1.054            225,816
                                                       2005      1.005          1.020             14,114

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2007      1.746          1.731          1,368,744
                                                       2006      1.591          1.746          1,267,050
                                                       2005      1.544          1.591          1,224,925

  LMPVIT Money Market Subaccount (6/98)..............  2007      1.221          1.271         11,283,389
                                                       2006      1.176          1.221          8,736,446
                                                       2005      1.153          1.176          8,970,323

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.317          1.409                 --
                                                       2006      1.176          1.317            845,914
                                                       2005      1.130          1.176            592,508

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.335          2.456                 --
                                                       2006      1.992          2.335            603,946
                                                       2005      1.930          1.992            646,532

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.466          1.512                 --
                                                       2006      1.313          1.466            658,739
                                                       2005      1.281          1.313            739,519

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.323          1.379                 --
                                                       2006      1.138          1.323            676,211
                                                       2005      1.111          1.138            482,765

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.392          1.539                 --
                                                       2006      1.251          1.392            344,495
                                                       2005      1.165          1.251            195,419

Managed Assets Trust
  Managed Assets Trust (7/05)........................  2006      1.021          1.057                 --
                                                       2005      1.000          1.021                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.591          2.726            475,153
                                                       2006      2.706          2.591            586,953

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.757          1.791            613,170
                                                       2006      1.658          1.757            181,323

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.238                 --
                                                       2006      1.106          1.177            189,385

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.227          1.243            356,645

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.245          1.223             38,393
                                                       2006      1.161          1.245             10,874

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.765          1.736          2,423,045
                                                       2006      1.593          1.765          1,656,157

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.516          3.256          5,432,329
                                                       2006      2.441          2.516          4,958,834

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.301          1.159             71,608

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.123          1.184             72,631
                                                       2006      1.057          1.123             58,047

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.166          1.235            135,709
                                                       2006      1.106          1.166             43,352

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.082          1.113          9,498,252
                                                       2006      1.001          1.082          8,064,102

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.523          1.390            514,055

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.233          1.368          2,156,062
                                                       2006      1.241          1.233          2,073,090

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.163          1.285            260,795
                                                       2006      1.166          1.163             81,211

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.432          1.529          1,257,804
                                                       2006      1.289          1.432            388,414

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.227          1.037          2,268,501
                                                       2006      1.003          1.227          2,073,480

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.014          1.080            434,558

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.629          1.696            127,566
                                                       2006      1.506          1.629            107,404

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.188          1.315                 --
                                                       2006      1.123          1.188             12,126

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.715          1.814            804,622
                                                       2006      1.647          1.715            662,585

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2007      1.822          1.753          3,178,391
                                                       2006      1.782          1.822            545,476

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.639          0.763          4,320,558
                                                       2006      0.651          0.639          4,504,552

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.503          1.585          1,490,981
                                                       2006      1.439          1.503          1,425,445

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.801          1.858          2,634,819
                                                       2006      1.768          1.801          2,753,636

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      2.177          2.248          1,781,421
                                                       2006      2.111          2.177          1,847,498

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.064          1.090          1,343,253
                                                       2006      1.000          1.064            515,102

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.047          1.097            468,583
                                                       2006      1.000          1.047            171,346

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.053          1.095            583,075
                                                       2006      1.000          1.053            242,241

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.095          1,995,660
                                                       2006      1.000          1.058          1,206,829

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.063          1.095          2,240,979
                                                       2006      1.000          1.063            601,332

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.291          2.367          4,648,347
                                                       2006      2.132          2.291          4,503,963

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.075          1.164            830,461
                                                       2006      0.998          1.075            665,478

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.127          1.173                 --
                                                       2006      1.055          1.127            456,416

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.100          1.140          2,663,624
                                                       2006      1.057          1.100          2,286,785

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.131          1.198                 --
                                                       2005      1.078          1.131            298,360

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/05)......................................  2007      0.988          1.010                 --
                                                       2006      0.989          0.988            435,339
                                                       2005      1.000          0.989             25,433

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.298          1.401          3,075,048
                                                       2006      1.260          1.298          2,859,226
                                                       2005      1.240          1.260          2,924,975

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.035          2.179                 --
                                                       2006      1.749          2.035          2,256,210
                                                       2005      1.647          1.749          1,737,523

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.162          1.241                 --
                                                       2005      1.078          1.162          2,860,893

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.035          1.106                 --
                                                       2005      1.040          1.035              3,355

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.471          2.706                 --
                                                       2005      2.216          2.471            683,018

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (10/96).........  2006      2.004          2.111                 --
                                                       2005      1.933          2.004          2,087,888

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.612          1.658                 --
                                                       2005      1.585          1.612            182,608

  Travelers Large Cap Subaccount (9/96)..............  2006      1.711          1.768                 --
                                                       2005      1.587          1.711          1,829,327

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.057          1.126                 --
                                                       2005      1.000          1.057             28,386

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.023          1.029                 --
                                                       2005      1.000          1.023              1,342

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.048          1.088                 --
                                                       2005      1.000          1.048             44,120

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.071          1.120                 --
                                                       2005      1.000          1.071            252,608

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.030          1.053                 --
                                                       2005      1.000          1.030                 19

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.039          1.106                 --
                                                       2005      0.935          1.039            184,783

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.614          0.651                 --
                                                       2005      0.600          0.614          4,727,257

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.059          2.132                 --
                                                       2005      2.016          2.059          4,196,861

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289                 --
                                                       2005      1.127          1.190            178,295

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.384          1.593                 --
                                                       2005      1.273          1.384          1,394,036

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.416          1.506                 --
                                                       2005      1.347          1.416            106,031

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.064          1.123                 --
                                                       2005      1.000          1.064                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.626          1.647                 --
                                                       2005      1.581          1.626            452,800

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.448          1.439                 --
                                                       2005      1.437          1.448          1,438,578

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.698          1.776                 --
                                                       2005      1.677          1.698          1,294,954

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (9/05)..................................  2006      1.010          1.166                 --
                                                       2005      1.000          1.010                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (9/05)..................................  2006      1.010          1.161                 --
                                                       2005      1.000          1.010                 --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.094          1.057                 --
                                                       2005      1.057          1.094          1,984,523

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.741          1.687            207,644
                                                       2006      1.512          1.741            226,717
                                                       2005      1.464          1.512            152,684

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.793          0.917            606,950
                                                       2006      0.779          0.793            545,333
                                                       2005      0.729          0.779            492,511




                      MRP -- SEPARATE ACCOUNT CHARGES 1.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.109          1.159                 --
                                                       2005      1.076          1.109         17,734,860

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.872          0.854                 --
                                                       2005      0.771          0.872            951,877

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.471          1.664          3,743,487
                                                       2006      1.240          1.471          2,396,988
                                                       2005      1.103          1.240          1,313,171

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.350          1.494          7,546,410
                                                       2006      1.243          1.350          6,913,220
                                                       2005      1.086          1.243          3,980,066

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.275          1.319          5,065,795
                                                       2006      1.123          1.275          4,794,228
                                                       2005      1.077          1.123          3,195,600

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.304          2.280                 --
                                                       2005      1.979          2.304         18,563,953

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.727          2.257                 --
                                                       2005      1.636          1.727          1,777,079

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.201          1.267          4,703,690
                                                       2006      1.046          1.201          5,754,950
                                                       2005      1.018          1.046          7,060,613

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2007      1.395          1.222          6,326,918
                                                       2006      1.364          1.395          8,789,537
                                                       2005      1.309          1.364         10,977,038

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/01).............................................  2007      1.502          1.736          5,580,152
                                                       2006      1.368          1.502          5,290,311
                                                       2005      1.191          1.368          4,316,893

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.961          2.228          6,042,521
                                                       2006      1.771          1.961          5,940,396
                                                       2005      1.523          1.771          5,275,586

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2007      1.070          1.172          1,314,904
                                                       2006      0.999          1.070          1,245,900
                                                       2005      0.968          0.999          1,259,582

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.448          1.689                 --
                                                       2005      1.329          1.448            656,050

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.816          3.572          2,233,832
                                                       2006      2.232          2.816          2,063,801
                                                       2005      1.778          2.232          1,283,293

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.495          1.700          2,382,872
                                                       2006      1.249          1.495          2,297,478
                                                       2005      1.151          1.249          1,807,817

High Yield Bond Trust
  High Yield Bond Trust (5/05).......................  2006      1.025          1.048                 --
                                                       2005      1.000          1.025                217

Janus Aspen Series
  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.046          1.254            786,344
                                                       2006      0.999          1.046            862,409
                                                       2005      0.903          0.999          1,350,337

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      0.402          0.482          1,897,800
                                                       2006      0.379          0.402          2,309,556
                                                       2005      0.345          0.379          2,527,407

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.822          0.880                 --
                                                       2005      0.744          0.822          1,901,939

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.551          0.660         10,938,244
                                                       2006      0.493          0.551         12,474,519
                                                       2005      0.447          0.493         13,988,779

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.548          1.739                 --
                                                       2005      1.511          1.548            543,026

Legg Mason Partners Equity Trust
  LMPET S&P 500 Index Subaccount (Class A) (6/98)....  2007      1.218          1.260          8,394,430
                                                       2006      1.073          1.218         10,694,114
                                                       2005      1.046          1.073         11,991,921

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2007      1.744          1.746          2,934,324
                                                       2006      1.718          1.744          3,442,527
                                                       2005      1.713          1.718          4,635,064

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2007      2.660          2.677          8,580,420
                                                       2006      2.216          2.660         10,506,686
                                                       2005      2.080          2.216         11,556,208

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2007      1.083          1.083         21,494,932
                                                       2006      1.010          1.083         26,698,179
                                                       2005      0.919          1.010         32,284,111

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2007      1.424          1.521         10,834,100
                                                       2006      1.259          1.424         13,223,387
                                                       2005      1.225          1.259         15,966,366

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.418          1.426          2,974,206

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2007      1.261          1.303          5,348,274
                                                       2006      1.112          1.261          6,469,380
                                                       2005      1.082          1.112          7,573,568

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      0.987          0.946          5,306,512

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.715          1.755          4,171,098
                                                       2006      1.472          1.715          5,565,457
                                                       2005      1.403          1.472          6,896,463

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2007      1.642          1.703          2,750,663
                                                       2006      1.593          1.642          3,624,798
                                                       2005      1.537          1.593          4,410,403

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.328          1.369          1,161,590

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.181          1.290          1,194,548
                                                       2006      1.113          1.181          1,524,156
                                                       2005      1.082          1.113          1,999,728

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.030          1.028            221,091
                                                       2006      1.004          1.030            229,231
                                                       2005      0.996          1.004            322,199

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2007      1.645          1.620          1,693,627
                                                       2006      1.509          1.645          2,007,200
                                                       2005      1.476          1.509          2,108,663

  LMPVIT Money Market Subaccount (6/98)..............  2007      1.150          1.189         23,746,080
                                                       2006      1.116          1.150         27,848,188
                                                       2005      1.102          1.116         31,824,576

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.266          1.351                 --
                                                       2006      1.138          1.266          1,416,753
                                                       2005      1.101          1.138          1,240,390

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.203          2.312                  0
                                                       2006      1.893          2.203          3,069,891
                                                       2005      1.847          1.893          3,614,900

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.384          1.424                 --
                                                       2006      1.248          1.384          3,933,394
                                                       2005      1.226          1.248          5,007,135

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.299          1.350                 --
                                                       2006      1.124          1.299          3,030,493
                                                       2005      1.105          1.124          3,330,405

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.367          1.507                 --
                                                       2006      1.236          1.367          1,539,893
                                                       2005      1.159          1.236          1,383,348

Managed Assets Trust
  Managed Assets Trust (7/05)........................  2006      1.018          1.051                 --
                                                       2005      1.000          1.018                380

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.444          2.554          1,750,476
                                                       2006      2.565          2.444          2,126,925

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.636          1.657            809,970
                                                       2006      1.551          1.636            873,995

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.109          1.164                 --
                                                       2006      1.047          1.109          1,242,209

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.154          1.163          1,052,239

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.234          1.203            150,533
                                                       2006      1.157          1.234             32,623

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.643          1.604          4,825,986
                                                       2006      1.490          1.643          5,464,160

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.340          3.007         11,858,330
                                                       2006      2.280          2.340         15,179,427

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.283          1.138             24,910

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.111          1.164              7,648
                                                       2006      1.051          1.111              5,582

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.144          1.204            540,784
                                                       2006      1.091          1.144            353,367

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.077          1.100         17,761,155
                                                       2006      1.001          1.077         18,565,726

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.491          1.355          1,706,830

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.210          1.334          7,490,845
                                                       2006      1.224          1.210          9,190,734

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.265            120,157
                                                       2006      1.161          1.153             35,871

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.406          1.490          1,614,190
                                                       2006      1.271          1.406          1,033,204

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.221          1.025          3,183,922
                                                       2006      1.003          1.221          3,905,358

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.001          1.061             64,882

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.587          1.642            210,377
                                                       2006      1.475          1.587            212,276

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.175          1.298                 --
                                                       2006      1.116          1.175             14,132

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.595          1.676          1,579,932
                                                       2006      1.539          1.595          1,679,403

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2007      1.776          1.696          4,427,287
                                                       2006      1.739          1.776            726,415

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.615          0.729         11,521,344
                                                       2006      0.629          0.615         13,891,601

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.407          1.473          2,277,476
                                                       2006      1.353          1.407          2,821,508

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.676          1.716          6,378,104
                                                       2006      1.653          1.676          8,061,123

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      2.027          2.079          3,034,380
                                                       2006      1.975          2.027          3,673,762

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.077          1,619,336
                                                       2006      1.000          1.059            259,608

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.042          1.084            702,513
                                                       2006      1.000          1.042            209,401

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.082            747,274
                                                       2006      1.000          1.048            305,946

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.083          2,688,290
                                                       2006      1.000          1.053          1,022,753

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.083          4,096,531
                                                       2006      1.000          1.058          1,799,899

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.130          2.186         10,568,624
                                                       2006      1.992          2.130         12,522,537

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.070          1.150          2,447,922
                                                       2006      0.998          1.070          2,705,886

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.114          1.157                  0
                                                       2006      1.048          1.114             43,705

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.079          1.111          4,542,557
                                                       2006      1.042          1.079          5,280,065

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.118          1.182                 --
                                                       2005      1.073          1.118            648,860

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/05)......................................  2007      0.977          0.997                 --
                                                       2006      0.985          0.977             36,611
                                                       2005      1.000          0.985              1,606

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.248          1.337          5,140,662
                                                       2006      1.220          1.248          5,870,103
                                                       2005      1.209          1.220          5,904,054

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.956          2.089                 --
                                                       2006      1.693          1.956          3,920,654
                                                       2005      1.605          1.693          3,969,603

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.149          1.224                 --
                                                       2005      1.073          1.149         12,161,921

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.023          1.091                 --
                                                       2005      1.035          1.023             95,656

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.348          2.565                 --
                                                       2005      2.120          2.348          2,488,257

  Travelers Equity Income Subaccount (10/96).........  2006      1.879          1.975                 --
                                                       2005      1.826          1.879          3,967,894

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.513          1.551                 --
                                                       2005      1.497          1.513            947,377

  Travelers Large Cap Subaccount (9/96)..............  2006      1.603          1.653                 --
                                                       2005      1.497          1.603          5,659,374

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.053          1.120                 --
                                                       2005      1.000          1.053              8,460

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.023                 --
                                                       2005      1.000          1.018             35,873

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.082                 --
                                                       2005      1.000          1.044             47,745

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.067          1.113                 --
                                                       2005      1.000          1.067            179,810

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.046                 --
                                                       2005      1.000          1.026             32,425

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      0.986          1.047                 --
                                                       2005      0.893          0.986          1,240,345

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.595          0.629                 --
                                                       2005      0.586          0.595         17,380,444

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.929          1.992                 --
                                                       2005      1.902          1.929         13,700,725

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.176          1.271                 --
                                                       2005      1.121          1.176            447,743

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.296          1.490                 --
                                                       2005      1.202          1.296          6,053,891

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.390          1.475                 --
                                                       2005      1.331          1.390            197,581

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.116                 --
                                                       2005      1.000          1.060              7,320

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.523          1.539                 --
                                                       2005      1.492          1.523          1,386,236

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.365          1.353                 --
                                                       2005      1.364          1.365          3,374,701

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.590          1.660                 --
                                                       2005      1.582          1.590          5,030,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (9/05)..................................  2006      1.008          1.161                 --
                                                       2005      1.000          1.008              7,602

  Travelers Style Focus Series: Small Cap Value
  Subaccount (9/05)..................................  2006      1.008          1.157                 --
                                                       2005      1.000          1.008              1,691

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.081          1.042                 --
                                                       2005      1.052          1.081          7,031,317

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.697          1.632          1,340,137
                                                       2006      1.484          1.697          1,186,033
                                                       2005      1.447          1.484          1,039,939

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.762          0.876            874,438
                                                       2006      0.754          0.762            973,798
                                                       2005      0.711          0.754            891,392

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds -- Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Neuberger Berman Real Estate                   Clarion Global Real Estate
     Portfolio -- Class A                           Portfolio -- Class A


UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  MFS(R) Value Portfolio -- Class A            MFS(R) Value Portfolio -- Class A
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock                   Lazard Mid Cap Portfolio -- Class A
     Portfolio -- Class A


UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were replaced by the former Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND               METROPOLITAN SERIES FUND, INC.
  Appreciation Portfolio -- Initial Shares     Davis Venture Value Portfolio -- Class A
  Developing Leaders Portfolio -- Initial      T. Rowe Price Small Cap Growth
     Shares                                         Portfolio -- Class B
VAN KAMPEN LIFE INVESTMENT TRUST               METROPOLITAN SERIES FUND, INC.
  Van Kampen LIT Strategic Growth              Jennison Growth Portfolio -- Class B
     Portfolio -- Class II


UNDERLYING FUND SHARE CLASS EXCHANGE
The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.

      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Lazard Mid Cap Portfolio -- Class B          Lazard Mid Cap Portfolio -- Class A

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES

        SERIES FUND/TRUST                   PORTFOLIO/SERIES                    MARKETING NAME
---------------------------------  ---------------------------------  ---------------------------------
American Funds Insurance           Global Growth Fund                 American Funds Global Growth Fund
  Series(R)
American Funds Insurance           Growth-Income Fund                 American Funds Growth-Income Fund
  Series(R)
American Funds Insurance           Growth Fund                        American Funds Growth Fund
  Series(R)
Janus Aspen Series                 Global Life Sciences Portfolio     Janus Aspen Series Global Life
                                                                      Sciences Portfolio
Janus Aspen Series                 Global Technology Portfolio        Janus Aspen Series Global
                                                                      Technology Portfolio
Janus Aspen Series                 Mid Cap Growth Portfolio           Janus Aspen Series Mid Cap Growth
                                                                      Portfolio
Metropolitan Series Fund, Inc.     FI Large Cap Portfolio             FI Large Cap Portfolio (Fidelity)
Metropolitan Series Fund, Inc.     FI Value Leaders Portfolio         FI Value Leaders Portfolio
                                                                      (Fidelity)
PIMCO Variable Insurance Trust     Total Return Portfolio             PIMCO VIT Total Return Portfolio
Van Kampen Life Investment Trust   Van Kampen Life Investment Trust   Van Kampen LIT Comstock Portfolio
                                   Comstock Portfolio
Fidelity(R) Variable Insurance     Contrafund(R) Portfolio            Fidelity VIP Contrafund(R)
  Products                                                            Portfolio
Fidelity(R) Variable Insurance     Mid Cap Portfolio                  Fidelity VIP Mid Cap Portfolio
  Products


                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Calculation of Money Market Yield

          Independent Registered Public Accounting Firms

          Condensed Financial Information-MetLife Retirement Perspectives

          Condensed Financial Information-Unallocated Group Variable Annuity

          Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2008 ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: METLIFE INSURANCE COMPANY OF CONNECTICUT, ANNUITY OPERATIONS AND SERVICES, ONE CITYPLACE, 185 ASYLUM STREET, 3 CP, HARTFORD, CONNECTICUT, 06103-3415.

Name:

Address:

Form SAI Book 94-95

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------

                                 COMPETING FUNDS

The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in our opinion consists primarily of fixed income securities and/or money market instruments.

     -    BlackRock Bond Income Portfolio

     -    BlackRock High Yield Portfolio

     -    Legg Mason Partners Investment Grade Bond Fund

     -    Legg Mason Partners Variable Adjustable Rate Income Portfolio

     -    Legg Mason Partners Variable Global High Yield Bond Portfolio

     -    Legg Mason Partners Variable Money Market Portfolio

     -    Lord Abbett Bond Debenture Portfolio

     -    MetLife Conservative Allocation Portfolio

     -    PIMCO Inflation Protected Bond Portfolio

     -    Pioneer Strategic Income Portfolio

     -    Western Asset Management U.S. Government Portfolio


                                       E-1